S000081635 [Member] Investment Objectives and Goals - iShares MSCI Emerging Markets Quality Factor ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI EMERGING MARKETS QUALITY FACTOR ETFTicker: EQLTStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI Emerging Markets Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market large- and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through certain fundamental metrics.